Shareholders' Equity (Details 3)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	76,928,864
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	12,797,676
Exercise Price Range One [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.19
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	21,713,351
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 9 months 4 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.16
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	1,627,185
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	9 years 4 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.19
Exercise Price Range Two [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.32
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	53,597,347
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 2 months 19 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.32
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	9,915,659
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	9 years 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.32
Exercise Price Range Three [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.75
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	380,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 8 months 23 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.71
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	380,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 8 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.71
Exercise Price Range Four [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	1.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 1.56
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	311,500
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 8 months 26 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.35
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	311,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 8 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.35
Exercise Price Range Five [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	926,666
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 2 months 23 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 2.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	563,332
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 2 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.00